Segmental Analysis - Schedule of Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 1,594.7	$ 1,244.6		$ 711.1
Assets	24,312.5	17,611.6	[1]	15,743.9
Non-current assets	337.7	293.0
Non-current assets, tangible assets	106.5	73.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	710.8	607.2		414.4
Assets	6,094.7	3,825.0
Non-current assets	259.6	234.7
Non-current assets, tangible assets	54.4	30.2
United States
Disclosure of geographical areas [line items]
Revenue	581.7	422.0		238.1
Assets	17,322.9	13,312.5
Non-current assets	61.7	46.3
Non-current assets, tangible assets	37.5	32.6
Rest of the world
Disclosure of geographical areas [line items]
Revenue	302.2	215.4		$ 58.6
Assets	894.9	474.1
Non-current assets	16.4	12.0
Non-current assets, tangible assets	$ 14.6	$ 10.6

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information